Transactions with Related Parties - Sifnos Shareholders Inc. - Sierra Investment Inc. (Details) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended				6 Months Ended		8 Months Ended	9 Months Ended		10 Months Ended			12 Months Ended
	Jan. 19, 2017 USD ($)	Mar. 10, 2017 USD ($)	Apr. 06, 2017 USD ($)	Apr. 05, 2016 USD ($)	Mar. 29, 2016 USD ($)	Mar. 24, 2016 USD ($) shares	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Sep. 13, 2016 USD ($) shares	Sep. 21, 2016 USD ($)	Sep. 16, 2016 USD ($)	Oct. 31, 2016 USD ($)	Oct. 26, 2016 USD ($)	Oct. 21, 2015 USD ($)	Dec. 30, 2015 USD ($) shares	Dec. 22, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 15, 2016 USD ($)	Nov. 30, 2016 USD ($)
Amount converted							$ 0	$ 8,750
Amount drawn down							79,000	0
Deferred finance costs							658										$ 124
Proceeds from Sale of Equity Method Investments							0	49,911
Repayments Of Debt							15,830	$ 66,128
Outstanding balance							$ 38,167
Weighted Average Interest Rate							4.04%	3.12%
Amalfi, Galveston and Samatan
Amount tranferred to the new owners												$ 58,619
Number of vessels													3
Very Large Gas Carrier 1 (VLGC) | LPG Option Agreement
Number of vessels	1
Very Large Gas Carrier 2 (VLGC) | LPG Option Agreement
Number of vessels		1
Very Large Gas Carrier 3 (VLGC) | LPG Option Agreement
Number of vessels			1
Very Large Gas Carrier 4 (VLGC) | LPG Option Agreement
Number of vessels			1
Ocean Rig
Proceeds from Sale of Equity Method Investments				$ 49,911
Series D Preferred Stock
Number of preferred shares converted | shares									29
Revolving Credit Facility
Amount drawn down											$ 7,825
New Revolving Facility
Amount drawn down													$ 58,619
New Revolving Facility | Very Large Gas Carrier 1 (VLGC) | LPG Option Agreement
Amount drawn down	$ 21,850
New Revolving Facility | Very Large Gas Carrier 2 (VLGC) | LPG Option Agreement
Amount drawn down		$ 21,850
New Revolving Facility | Very Large Gas Carriers (VLGCs) | LPG Option Agreement
Amount drawn down			$ 79,000
Revolving Credit Facilities
Weighted Average Interest Rate							7.99%	8.02%
Available undrawn amount							$ 0										79,000
Before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Series D Preferred Stock
Number of preferred shares converted | shares									29,166
Sifnos Shareholders Inc. | Two Syndicated Loans
Outstanding balance																			$ 85,066
Sifnos Shareholders Inc. | Series B Preferred Stock
Number of shares exchanged and cancelled | shares						8
Repurchase of shares						$ 8,750
Sifnos Shareholders Inc. | Revolving Credit Facility
Principal amount						70,000						75,000		$ 60,000
Loan's tenor							3 years
Amount converted						8,750			$ 8,750			7,500			$ 10,000
First priority mortage							One Panamax drybulk carrier
Amount drawn down					$ 28,000					$ 7,825				$ 20,000		$ 10,000
Line of credit facility amount outstanding												69,444
Increase in maximum borrowing capacity						$ 10,000						$ 5,000
Repayments Of Debt				$ 45,000
Spread on variable rate							4.00%
Variable rate basis							LIBOR
Cash prepayment																		$ 33,510
Sifnos Shareholders Inc. | Revolving Credit Facility | Preferred stock
Number of preferred shares converted | shares						29
Preferred Stock, Voting Rights							voting power of 5:1
Preferred Stock converted into Common Stock, Conversion Basis							On a 1:1 basis within 3 months
Sifnos Shareholders Inc. | Revolving Credit Facility | Maximum
Loan To Value Ratio				40.00%
Sifnos Shareholders Inc. | Revolving Credit Facility | Series B Preferred Stock
Number of preferred shares converted | shares															8
Preferred Stock, Voting Rights							5 votes
Preferred Stock converted into Common Stock, Conversion Basis							On a one to one basis within three months
Sifnos Shareholders Inc. | Revolving Credit Facility | Series D Preferred Stock
Number of preferred shares converted | shares									29
Preferred Stock, Voting Rights							100.000 votes
Sifnos Shareholders Inc. | New Revolving Facility
Principal amount							$ 200,000
Loan's tenor							3 years
Spread on variable rate							5.50%
Variable rate basis							LIBOR
Debt Instrument Fee							2.0%
Increase in collateral base							30.00%
Commitment fee							1.00%
Sifnos Shareholders Inc. | Before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Series B Preferred Stock
Number of shares exchanged and cancelled | shares						8,333
Sifnos Shareholders Inc. | Before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Revolving Credit Facility | Preferred stock
Number of preferred shares converted | shares						29,166
Sifnos Shareholders Inc. | Before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Revolving Credit Facility | Series B Preferred Stock
Number of preferred shares converted | shares															8,333
Sifnos Shareholders Inc. | Before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Revolving Credit Facility | Series D Preferred Stock
Number of preferred shares converted | shares									29,166
Sierra Investments Inc. | Revolving Facility
Loan's tenor							5 years
Line of credit facility amount outstanding							$ 200,000										121,000
Deferred finance costs							$ 5,679										$ 4,383
Spread on variable rate							6.50%
Variable rate basis							LIBOR
Debt Instrument Fee							1.0%
Increase in collateral base							30.00%